As filed with the Securities and Exchange Commission on June 1, 2000



                                                    Registration Nos: 811-09095
                                                                      333-66819

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / X /
        Pre-Effective Amendment No                                      /   /
        Post-Effective Amendment No. 5                                  / X /
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         / X /
        Amendment No. 5                                                 / X /

                LIBERTY FUNDS TRUST IX* (FORMERLY LAMCO TRUST I)
               (Exact Name of Registrant as Specified in Charter)
               One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)
                                  617-426-3750
              (Registrant's Telephone Number, including Area Code)


Name and Address of
Agent for Service:                          Copy to:
----------------------------                -----------

Nancy L. Conlin, Esquire                    Jeremiah J. Bresnahan, Esquire
Colonial Management Associates, Inc.        Bingham Dana LLP
One Financial Center                        150 Federal Street
Boston, MA  02111                           Boston, MA  02110

It is proposed that this filing will become effective (check appropriate box):
/ / Immediately upon filing pursuant to paragraph (b).

/X/ On July 1, 2000 pursuant to paragraph (b)(1)(iii).

/ / 60 days after filing pursuant to paragraph (a)(1).

/ / On (date) pursuant to paragraph (a)(1) of Rule 485.

/ / 75 days after filing pursuant to paragraph (a)(2).

/ / On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, as filed by the Registrant on March 17, 2000

______________________

*   This filing relates only to the following series of the Registrant:
    Liberty All-Star Small Cap Growth Fund, Liberty All-Star Mid Cap Growth Fund, Liberty All-Star Large Cap Growth Fund and Liberty All-Star Managed Growth Fund.

The Prospectuses of Liberty All-Star Small Cap Growth Fund, Liberty All-Star Mid Cap Growth Fund, Liberty All-Star Large Cap Growth Fund and Liberty All-Star Managed Growth Fund, as filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended (File No. 333-66819), with the Securities and Exchange Commission on March 17, 2000, are incorporated in this Post-Effective Amendment No. 5 by reference.

The Statement of Additional Information of Liberty All-Star Small Cap Growth Fund, Liberty All-Star Mid Cap Growth Fund, Liberty All-Star Large Cap Growth Fund, Liberty All-Star Managed Growth Fund and Liberty All-Star Growth and Income Fund, as filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended (File No. 333-66819), with the Securities and Exchange Commission on March 17, 2000, is incorporated in this Post-Effective Amendment No. 5 by reference.

PART C.  OTHER INFORMATION

Item 23. Exhibits:


       (a)(1)       Agreement and Declaration of Trust (1)

       (a)(2)       Amendment No. 1 to Agreement and Declaration of Trust (2)

       (b)          Amended By-Laws dated 10/27/99 (2)

       (c) Form of Specimen Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (formerly Colonial Trust IV) (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

       (d)(1) Form of Fund Management Agreement between Registrant and Liberty Asset Management Company (LAMCO)*

       (d)(2) Form of Portfolio Management Agreement among Registrant, LAMCO and Portfolio Managers*

       (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. (4)

       (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc., as amended to reflect inclusion of the new series of the Registrant*

       (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. (4)

       (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc., as amended to reflect inclusion of the new series of the Registrant*

       (e)(5) Form of Selling Agreement - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I) (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 10, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

       (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6.(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formally Colonial Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

       (f)          Not applicable

       (g)(1) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. in Part C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

       (g)(2) Amendment No. 11 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust II (formerly Colonial Trust I) (File Nos. 2-41251 and 811-2214), filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI)(File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(2) Amendment No. 17 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Pre-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 811-2214 and 2-41251), filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(3) Amendment No. 22 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 of Pre-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 811-2214 and 2-41251), filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(4)       Pricing and Bookkeeping Agreement*

       (h)(5)       Amended and Restated Credit Agreement with Bank of America
                    - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (formerly Colonial Trust III)(File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(6) Administration Agreement between Registrant and Colonial Management Associates, Inc. *

       (h)(7)       Stock Subscription Agreement between Registrant and LAMCO*

       (h)(8)       Expense Reimbursement Agreements*

       (i)          Opinion of Counsel*

       (j)          Consent of Independent Accountants (4)

       (k)          Not applicable

       (l)          Not applicable

       (m)          Rule 12b-1 Distribution Plan (4)

       (n)          Not applicable

       (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (3)

       (p) Code of Ethics of the Registrant, Colonial Management Associates, Inc. and Liberty Funds Distributor, Inc. - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (File Nos. 811-2865 and 2-62492), filed with the Commission on or about March 17, 2000, and is hereby incorporated by reference and made a part of this Registration Statement


Power of Attorney for: John V. Carberry, James E. Grinnell,
Richard W. Lowry, William E. Mayer, and John J. Neuhauser

       (1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A, filed with the Commission on or about November 5, 1998.
       (2) Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A, filed with the Commission on or about January 12, 1999.
       (3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 on Form N-1A, filed with the Commission on or about February 16, 2000.
       (4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 3 on Form N-1A, filed with the Commission on or about March 17, 2000. * To be filed by amendment.

Item 24.       Persons Controlled by or under Common Control with Registrant

               None

Item 25.       Indemnification

               See Article VII of the Amended and Restated Agreement and Declaration of Trust incorporated by reference as Exhibit (a)(1) hereto.

               The Registrant's administrator, Colonial Management Associates, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.       Business and Other Connections of Investment Adviser

               Certain information pertaining to business and other connections of the Registrant's investment adviser, Liberty Asset Management Company (LAMCO), which in turn is a indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFCI), which in turn is a majority owned subsidiary of LFC Management Corporation, which in turn is a wholly owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly owned subsidiary of Liberty Mutual

               Insurance Company. LAMCO serves as investment adviser to the Liberty All-Star Growth and Income Fund and is primarily engaged in the provision of its multi-management services to Liberty All-star Equity Fund and Liberty All-Star Growth Fund, Inc., multi-managed closed-end investment companies, and Liberty All-Star Equity Fund, Variable Series, a multi-managed open-end investment company that serves as an investment vehicle for variable annuity contracts and variable life insurance policies issued by insurance companies. LAMCO also provide investment management services to Colonial Counselor Select Portfolios, an open-end investment company. The information required above is incorporated herein by reference from LAMCO's Form ADV, as most recently filed with the Securities and Exchange Commission. The business and other connections of the officers, directors or partners of the Portfolio Managers of LASGIF is incorporated by reference from the respective Portfolio Manager's Form ADV, as most recently filed with the Securities and Exchange Commission. The file numbers of such ADV Forms are as follows:


               Westwood Management Corporation                   801-18727
               TCW Investment Management Company                 801-29075

Item 27        Principal Underwriter
-------        ---------------------

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Stein Roe Floating Rate Income Fund, Stein Roe Institutional Floating Rate Income Fund, Stein Roe Variable Investment Trust and Stein Roe Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None


Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Carroll, Sean          V.P.                  None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Fragasso, Philip       Managing Director     None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Lichtenberg, Susyn     V.P.                  None

Lynn, Jerry            V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, John           Sr. V.P.              None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director              Vice President

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Powell, Douglas        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Santosuosso, Louise    Sr. V.P.              None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President     None

Tasiopoulos, Lou       Co-President          None

Torrisi, Susan         V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.       Location of Accounts and Records

               Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment advisor, Liberty Asset Management Company, Registrant's administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's investment advisor and custodian is One Financial Center, Boston, MA 02111. The Registrant's investment advisor's address is Federal Reserve Plaza, 600 Atlantic Avenue, Boston, MA 02110. The Registrant's custodian's address is 270 Park Avenue, New York, NY 10017-2070.

Item 29.       Management Services

               See Item 5, Part A and Item 16, Part B

Item 30.       Undertakings

               Not applicable.


                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust IX (formerly LAMCO Trust I) (the "Trust") is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust IX (formerly LAMCO Trust I), certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement under the Securities Act of 1933 and Amendment No. 5 to its Registration Statement under the Investment Company Act of 1940, to be signed in the City of Boston, and The Commonwealth of Massachusetts on this 1st day of June, 2000.

                                            LIBERTY FUNDS TRUST IX
                                            (Formerly LAMCO Trust I)

                                            By:/s/ WILLIAM R. PARMENTIER, JR.
                                            ---------------------------------
                                               William R. Parmentier, Jr.
                                               President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                          TITLE                      DATE
----------                          -----                      ----


/s/WILLIAM R. PARMENTIER, JR.       President (Chief           June 1, 2000
   -------------------------        Executive officer)
   William R. Parmentier, Jr.

/s/PAMELA A. MCGRATH                Treasurer and Chief        June 1, 2000
   -----------------                Financial Officer
   Pamela A. McGrath                (principal financial
                                    officer)

/s/J. KEVIN CONNAUGHTON             Controller and Chief       June 1, 2000
   --------------------             Accounting Officer
   J. Kevin Connaughton             (principal accounting
                                    officer)

/s/ JOHN V. CARBERRY*               Trustee
----------------------
    John V. Carberry

/s/ JAMES E. GRINNELL*              Trustee
----------------------
    James E. Grinnell

/s/ RICHARD W. LOWRY*               Trustee               */s/ NANCY L. CONLIN
----------------------                                         Nancy L. Conlin
    Richard W. Lowry                                           Attorney-in-fact
                                                               For each Trustee
                                                               June 1, 2000

/s/ WILLIAM E. MAYER*               Trustee
----------------------
    William E. Mayer

/s/ JOHN J. NEUHAUSER*              Trustee
----------------------
    John J. Neuhauser

                                 Exhibit Index


Exhibit
No.:            Description:

(a)(1)          Agreement and Declaration of Trust (1)

(a)(2)          Amendment No. 1 to Agreement and Declaration of Trust (2)

(b)             Amended By-Laws dated 10/27/99 (2)

(c) Form of Specimen Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (formerly Colonial Trust IV) (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

(d)(1) Form of Fund Management Agreement between Registrant and Liberty Asset Management Company (LAMCO)*

(d)(2) Form of Portfolio Management Agreement among Registrant, LAMCO and Portfolio Managers*

(e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc.(4)

(e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc., as amended to reflect inclusion of the new series of the Registrant*

(e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. (4)

(e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc., as amended to reflect inclusion of the new series of the Registrant*

(e)(5)          Form of Selling Agreement - filed as Exhibit 6.(b) in Part C,
                Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I) (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 10, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

(e)(6) Form of Asset Retention Agreement - filed as Exhibit 6.(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formally Colonial Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

(f)             Not applicable

(g)(1) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. in Part C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

(g)(2) Amendment No. 11 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C,
                Item 23 of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust II (formerly Colonial Trust I) (File Nos. 2-41251 and 811-2214), filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C,
                Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI)(File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(2) Amendment No. 17 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended
                - filed as Exhibit (h)(2) in Part C, Item 23 of Pre-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 811-2214 and 2-41251), filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(3) Amendment No. 22 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended
                - filed as Exhibit (h)(3) in Part C, Item 23 of Pre-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 811-2214 and 2-41251), filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(4)          Pricing and Bookkeeping Agreement*

(h)(5) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (formerly Colonial Trust III)(File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(6) Administration Agreement between Registrant and Colonial Management Associates, Inc. *

(h)(7)          Stock Subscription Agreement between Registrant and LAMCO*

(h)(8)          Expense Reimbursement Agreements*

(i)             Opinion of Counsel*

(j)             Consent of Independent Accountants (4)

(k)             Not applicable

(l)             Not applicable

(m)             Rule 12b-1 Distribution Plan (4)

(n)             Not applicable

(o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (3)

(p) Code of Ethics of the Registrant, Colonial Management Associates, Inc. and Liberty Funds Distributor, Inc. - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (File Nos. 811-2865 and 2-62492), filed with the Commission on or about March 17, 2000, and is hereby incorporated by reference and made a part of this Registration Statement


Power of Attorney for: John V. Carberry, James E. Grinnell,
Richard W. Lowry, William E. Mayer, and John J. Neuhauser

          (1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A, filed with the Commission on or about November 5, 1998.
          (2) Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A, filed with the Commission on or about January 12, 1999.
          (3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 on Form N-1A, filed with the Commission on or about February 16, 2000.
          (4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 3 on Form N-1A, filed with the Commission on or about March 17, 2000.
          *     To be filed by amendment.